Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,177,707
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,311,423
		$ 8,489,130
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,692,437
		$ 8,692,437
Total Corporate Bonds (identified cost $17,145,000)		$ 17,181,567

Tax-Exempt Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Housing — 0.2%
National Finance Authority, NH, Affordable Housing Certificates, Series 2024-1, Class A, 4.15% to 10/1/34 (Put Date), 10/20/40	$2,340	$ 2,336,164
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,339,895)		$ 2,336,164

Tax-Exempt Municipal Obligations — 96.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,632,600
		$ 10,632,600
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$567	$ 249,562
		$ 249,562
Education — 6.8%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,200	$ 3,082,738
Security	Principal Amount (000's omitted)	Value
Education (continued)
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 744,996
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,118,155
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,391,295
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	390	368,506
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,490,314
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(1)	1,500	1,469,894
California Municipal Finance Authority, (California Baptist University), 5.125%, 11/1/40(1)	1,350	1,401,093
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)	3,455	3,647,077
Capital Projects Finance Authority, FL, (Imagine School at North Port), 6.25%, 6/15/45(1)	1,000	1,009,737
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	540,754
5.375%, 6/15/48(1)	1,020	941,282
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	659,936
6.125%, 6/15/60(1)	800	812,678
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/54(1)	4,400	3,862,874
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	91,719
4.00%, 5/1/51	500	417,539
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,085	1,085,499
5.00%, 12/1/60	955	948,482
Development Authority of Cobb County, GA, (Mt. Bethel Christian Academy):
6.00%, 6/1/45(1)	1,720	1,778,019
6.25%, 6/1/55(1)	2,100	2,170,580
6.25%, 6/1/64(1)	1,000	1,026,523
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,200	2,173,616
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	866,947

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	$5,050	$ 4,071,137
Florida Development Finance Corp., (Renaissance Charter School):
5.50%, 6/15/40(1)	3,275	3,406,501
6.00%, 6/15/45(1)	1,000	1,035,124
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	614,495
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	651,906
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,744,660
Houston Higher Education Finance Corp., TX, (Houston Christian University), 5.25%, 10/1/54	1,410	1,354,948
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,300	1,191,810
4.50%, 5/1/59	1,035	954,217
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,563,720
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	290	283,378
5.00%, 7/1/55	460	416,683
Iowa Higher Education Loan Authority, (University of Dubuque), 6.00%, 10/1/55	3,000	3,169,262
Louisiana Public Facilities Authority, LA, (Acadiana Renaissance Charter Academy):
5.50%, 6/15/40(1)	3,500	3,599,146
6.00%, 6/15/45(1)	3,480	3,551,632
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	2,870	2,345,718
4.25%, 7/1/44	2,215	1,979,394
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,415,062
Public Finance Authority, WI, (Cherokee Classical Academy), 7.00%, 6/15/65(1)	1,200	1,208,905
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	160	158,329
5.00%, 6/15/39(1)	185	182,424
5.00%, 6/15/49(1)	260	239,434
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,125,428
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(1)	$1,700	$ 1,494,633
4.50%, 7/15/53(1)	1,000	858,709
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	771,291
5.00%, 4/1/40(1)	795	796,439
5.00%, 4/1/50(1)	3,250	3,020,035
Public Finance Authority, WI, (Triad Math and Science Academy Co.):
5.25%, 6/15/65	2,250	2,152,032
5.50%, 6/15/55	2,000	2,010,572
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/44(1)	4,750	4,580,514
5.00%, 6/15/54(1)	3,000	2,753,391
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(1)	5,735	5,605,342
South Carolina Jobs-Economic Development Authority, (Charleston Southern University), 5.75%, 9/1/55	700	717,821
Tennessee State School Bond Authority, 5.00%, 11/1/52	380	397,282
Texas Tech University System, 4.25%, 2/15/55	8,135	7,698,406
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,449,531
6.125%, 7/1/53(1)	3,525	3,796,071
		$ 113,465,635
Electric Utilities — 1.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,090	$ 4,133,239
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,329,471
South Carolina Public Service Authority:
5.50%, 12/1/54	2,155	2,315,475
5.75%, 12/1/47	10,000	10,859,637
		$ 18,637,822
Escrowed/Prerefunded — 0.7%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$10,000	$ 11,525,458
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	142,038
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	32,117
		$ 11,699,613

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 8.5%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,419,221
5.00%, 12/1/42	6,950	6,570,953
5.00%, 12/1/44	2,305	2,134,252
5.00%, 12/1/46	5,500	4,996,828
5.00%, 12/1/46	2,500	2,271,285
5.00%, 12/1/47	13,635	12,303,844
5.75%, 12/1/50	6,000	5,965,971
6.00%, 12/1/49	4,375	4,450,252
Chicago, IL:
5.00%, 1/1/44	7,000	6,658,651
5.00%, 1/1/44	5,250	5,094,263
5.25%, 1/1/38	6,750	6,968,973
5.25%, 1/1/45	4,385	4,351,296
5.50%, 1/1/43	2,000	2,020,771
5.50%, 1/1/49	3,430	3,378,350
6.00%, 1/1/42	1,000	1,088,351
Detroit, MI:
5.00%, 4/1/30	1,400	1,456,920
5.00%, 4/1/31	865	899,938
6.00%, 5/1/43	1,000	1,103,815
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,575	3,314,884
Illinois:
5.00%, 12/1/42	8,125	8,228,829
5.50%, 5/1/39	1,085	1,162,427
5.50%, 3/1/47	2,000	2,104,383
5.75%, 5/1/45	1,110	1,170,548
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/49	1,345	1,301,366
Mida Cormont Public Infrastructure District, UT:
0.00%, 6/1/55(1)	5,225	4,421,608
8.50%, 6/15/55(1)	1,600	1,645,826
Puerto Rico:
0.00%, 7/1/33	731	527,981
4.00%, 7/1/33	4,500	4,451,837
4.00%, 7/1/41	7,584	6,967,699
5.625%, 7/1/29	3,343	3,571,910
5.75%, 7/1/31	8,681	9,631,076
Royse City Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/55(2)	3,675	3,953,822
5.25%, 2/15/58(2)	6,325	6,784,827
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Unified School District, CA, (Election of 2012), 4.00%, 7/1/50	$900	$ 865,655
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(2)	5,400	5,796,252
		$ 141,034,864
Hospital — 8.9%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$6,495	$ 6,524,550
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	975	1,011,937
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	3,000	3,038,349
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	881,299
5.00%, 7/1/36	1,200	1,262,988
5.00%, 7/1/54	6,000	5,864,183
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	350	349,994
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	11,500	10,949,667
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	7,915,074
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	2,984,250
5.50%, 11/1/47	3,965	4,182,073
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	1,910	1,799,600
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,185,684
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,658,095
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
4.00%, 7/15/43	140	113,175
4.00%, 7/15/45	1,765	1,374,065
4.00%, 7/15/48	2,275	1,706,062
4.00%, 7/15/50	50	37,193
4.00%, 7/15/51	25	18,163
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,300	1,233,350
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,536,203
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,893,098

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Halifax Hospital Medical Center, FL, (Daytona Beach), 4.25%, 6/1/54	$3,250	$ 3,003,213
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,683,398
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/42	5,500	4,519,748
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	1,880	1,926,097
Michigan Finance Authority, (Henry Ford Health Detroit), Green Bonds, 4.375%, 2/28/54	3,000	2,882,076
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,799,595
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	6,885	7,161,844
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	785	795,159
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	984,837
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,781,617
5.00%, 2/15/44	3,835	3,726,001
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	5,890	5,131,004
5.00%, 7/1/41	1,750	1,753,927
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	565	527,693
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,435	5,730,821
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,276,648
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,834,532
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	2,500	2,594,135
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	9,335	9,198,801
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	2,960	2,816,356
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,377,506
6.00%, 9/1/53	4,000	4,350,158
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	$2,985	$ 2,813,064
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	566,249
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,825,835
		$ 148,579,366
Housing — 6.6%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.625%, 10/1/49	$3,085	$ 3,075,578
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 6.30% to 7/1/43 (Put Date), 7/1/55(1)	3,200	3,355,822
Burke County Development Authority, GA, (KSU Summit II Student Housing):
4.50%, 7/15/50	1,310	1,307,794
4.625%, 7/15/56	2,175	2,161,994
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,452,846
Colorado Housing and Finance Authority, (Fitzsimons Gateway Apartments), Social Bonds, (FNMA), 4.48%, 3/1/44	3,135	3,190,628
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	9,900	6,768,891
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,625	1,628,326
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/44	1,985	1,998,907
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	1,975	2,042,335
Knox County Health Educational and Housing Facility Board, TN, (MTEBS Village), (FNMA), 4.625%, 12/1/43	1,450	1,490,443
Maine Housing Authority, Social Bonds, 4.70%, 11/15/53	665	666,483
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,103,393
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(1)	2,200	2,075,232
Mississippi Home Corp., MS, (Jackson Housing Portfolio), (FNMA), 4.55%, 4/1/42	2,495	2,574,697
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,708	6,656,445

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Hampshire Business Finance Authority:
3.625%, 8/20/39	$4,951	$ 4,740,817
5.15% to 6/1/35 (Put Date), 6/20/41	2,996	3,129,270
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	1,500	1,547,287
Ohio Housing Finance Agency, (Havens Edge Apartment), 5.70%, 8/1/43(1)	1,750	1,812,874
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,322,365
5.25%, 6/1/54	2,325	2,359,937
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC):
5.25%, 6/15/45	550	564,282
5.25%, 6/15/50	750	773,323
5.50%, 6/15/55	750	771,303
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,977,377
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,500	3,511,430
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(1)	1,250	1,220,537
5.25%, 6/1/56(1)	5,000	4,765,045
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(4)	860	860,000
11.00%, 7/1/31(4)	2,000	2,000,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	4,515	4,638,834
Vail Home Partners Corp., CO:
5.75%, 10/1/45(1)	415	425,828
5.875%, 10/1/55(1)	2,500	2,553,167
6.00%, 10/1/64(1)	4,000	4,091,661
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,277,306
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	8,351	7,896,894
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	1,500	1,457,295
5.50%, 7/1/59	2,000	2,034,086
Security	Principal Amount (000's omitted)	Value
Housing (continued)
West Virginia Housing Development Fund, Social Bonds, 4.45%, 11/1/49	$1,765	$ 1,757,938
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.375%, 11/1/39	8,000	8,341,358
		$ 110,380,028
Industrial Development Revenue — 12.5%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$12,200	$ 12,260,599
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,873,963
Baldwin County Industrial Development Authority, AL, (Novelis Corp.):
(AMT), 4.625% to 6/1/32 (Put Date), 6/1/55(1)	2,000	2,022,598
(AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(1)	3,200	3,296,494
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	6,690	6,729,738
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,539,261
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,983,583
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,472,640
(AMT), 4.70%, 1/1/52(1)	5,510	5,221,118
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,268,458
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,757,366
(AMT), 5.25%, 7/15/34	1,500	1,626,973
(AMT), 5.50%, 7/15/36	9,000	9,900,800
(AMT), 5.50%, 7/15/39	350	377,556
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,155,092
(AMT), 3.50%, 12/1/51(1)	9,250	7,271,454
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.00%, 8/1/35(1)	1,000	1,033,873
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	6,350	5,415,027
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	14,650	13,703,238
(AMT), 5.00%, 6/1/54	7,250	7,048,319
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	13,325	11,905,792

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
National Finance Authority, NH, (Covanta): (continued)
(AMT), 4.875%, 11/1/42(1)	$1,975	$ 1,778,237
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,531,637
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	462,778
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	5,850	5,850,086
5.50%, 6/1/33	4,375	4,375,102
(AMT), 5.625%, 11/15/30	3,840	3,840,056
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,361,012
(AMT), 5.00%, 10/1/40	18,780	19,079,041
(AMT), 5.625%, 4/1/40	10,000	10,505,814
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,208,880
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	3,000	3,009,090
Pennsylvania Economic Development Financing Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/51(1)	1,965	2,111,834
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,373,059
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	4,950	4,899,295
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	2,750	2,719,733
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 6/1/32 (Put Date), 6/1/52(1)	1,250	1,267,010
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	482,259
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,373,491
West Virginia Economic Development Authority (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	2,760	2,806,290
West Virginia Economic Development Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/55(1)	2,250	2,416,637
		$ 208,315,283
Insured - Education — 0.1%
Walker County Board of Education, AL, (AG), 4.25%, 3/1/54	$960	$ 912,658
		$ 912,658
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.1%
Garland, TX, Electric Utility System Revenue, (AG), 4.25%, 3/1/55	$2,260	$ 2,178,558
		$ 2,178,558
Insured - General Obligations — 0.5%
Generation Park Management District, TX, (AG), 3.75%, 9/1/49	$2,295	$ 2,005,987
Harris County Improvement District No. 18, TX:
(BAM), 3.50%, 9/1/48	1,345	1,138,971
(BAM), 3.50%, 9/1/49	440	369,062
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,382,733
(BAM), 3.50%, 3/1/49	2,660	2,253,870
		$ 8,150,623
Insured - Hospital — 2.0%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$2,125	$ 2,198,400
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/46	6,505	4,998,278
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	1,510	1,620,755
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	6,995	6,474,338
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	11,355	10,563,573
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AG), 5.00%, 11/1/51	1,940	1,988,588
(AG), 5.75%, 11/1/53	2,000	2,168,856
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	20	19,742
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	3,750	3,450,458
		$ 33,482,988
Insured - Lease Revenue/Certificates of Participation — 0.2%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$3,285	$ 3,386,001
		$ 3,386,001
Insured - Special Tax Revenue — 3.4%
Harris County-Houston Sports Authority, TX:
(AG), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,326,486
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,079,731

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Harris County-Houston Sports Authority, TX: (continued)
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	$9,395	$ 9,097,822
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	364,878
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	9,605	8,761,623
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AG), 0.00%, 12/15/56	10,000	2,229,745
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	14,500	16,475,415
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.375%, 11/15/52	2,000	2,160,483
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	2,760	2,677,068
Tolomato Community Development District, FL:
(AG), 3.75%, 5/1/39	2,500	2,510,226
(AG), 3.75%, 5/1/40	2,980	2,975,657
		$ 56,659,134
Insured - Transportation — 2.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.50%, 1/1/48	$3,175	$ 3,350,998
(AG), (AMT), 5.50%, 1/1/53	9,080	9,538,299
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,827,388
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,717,990
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	1,955	2,232,665
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,581,792
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AG), (AMT), 4.625%, 6/30/54	2,930	2,858,676
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,390	8,133,825
		$ 41,241,633
Insured - Water and Sewer — 0.2%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$990	$ 934,513
Terre Haute Sanitary District, IN, (BAM), 4.375%, 1/1/49	2,075	1,995,275
		$ 2,929,788
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.2%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,603,554
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,366,686
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,060	9,582,585
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	755	777,419
5.00%, 6/15/44	8,170	8,451,430
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	3,185	3,223,415
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	185	184,491
		$ 37,189,580
Other Revenue — 3.4%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,225,328
5.00%, 6/1/55	15,635	13,123,764
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,285	4,715,454
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,284,966
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,197,030
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,377,544
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,065,067
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	10,095,778
Public Authority for Colorado Energy, CO, 6.50%, 11/15/38	2,000	2,442,489
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(1)	5,000	5,042,968
5.75%, 12/1/54(1)	6,000	6,028,151
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	550	589,244
		$ 55,625,283

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 15.6%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,949,049
5.00%, 11/15/38	1,000	1,018,858
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	718,565
California Public Finance Authority, (Enso Village):
Green Bonds, 5.00%, 11/15/51(1)	2,660	2,378,441
Green Bonds, 5.00%, 11/15/56(1)	2,740	2,411,361
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,284,380
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	165	154,609
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	225	218,233
5.375%, 11/15/55	300	294,883
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,774,013
5.00%, 5/15/58	2,525	1,766,506
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	762,112
Colorado Health Facilities Authority, (Frasier), 5.25%, 5/15/48	815	825,945
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	961,044
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	4,600	4,623,681
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	2,100	1,948,792
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(1)	8,000	7,450,701
Florida Local Government Finance Commission, (Fleet Landing at Nocatee):
5.50%, 11/15/35(1)	1,000	1,047,221
6.625%, 11/15/45(1)	1,500	1,577,931
6.75%, 11/15/55(1)	1,250	1,300,618
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,001,242
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	4,050,429
5.50%, 7/1/41	6,000	6,293,558
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(1)	5,050	3,942,327
5.00%, 4/1/47(1)	1,000	957,373
5.00%, 4/1/54(1)	1,660	1,546,753
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	$3,000	$ 3,085,925
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	275	275,414
6.375%, 1/1/33	60	60,121
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,675	1,663,618
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	385,738
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,703,514
5.00%, 5/15/43	2,750	2,716,297
5.00%, 5/15/49	3,955	3,737,634
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,815,412
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54	3,010	3,025,979
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,597,954
5.00%, 11/15/38(1)	1,010	1,041,006
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	1,019,299
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(4)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,300,002
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/48	1,000	1,004,374
5.25%, 2/1/54	1,250	1,241,841
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,438,032
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,704,433
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	555	556,240
5.75%, 7/1/54(1)	1,745	1,746,194
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
6.25%, 10/1/45	2,200	2,288,480
6.50%, 10/1/55	1,600	1,658,933
6.50%, 10/1/60	1,125	1,162,126
New Hope Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.375%, 1/1/55(5)	1,500	1,482,886

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	$15,000	$ 15,113,100
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	14,288,864
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,171,222
5.00%, 1/1/49	4,000	3,667,888
5.25%, 1/1/54	2,000	1,878,798
North Carolina Medical Care Commission, (EveryAge), 5.00%, 9/1/54	1,160	1,110,453
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	2,410	2,402,911
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.625%, 10/1/55	360	363,761
Okaloosa County, FL, (Air Force Enlisted Village, Inc.):
5.50%, 5/15/45(1)	1,300	1,321,388
5.75%, 5/15/55(1)	1,690	1,717,610
5.75%, 5/15/60(1)	1,000	1,012,308
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	6,020	8,558,060
11.50%, 7/1/27(1)	535	534,662
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,566,322
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	770,407
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	1,002,613
5.25%, 5/15/47(1)	1,335	1,296,375
5.25%, 5/15/52(1)	2,750	2,611,542
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/54	1,165	947,392
South Carolina Jobs-Economic Development Authority, (Rolling Green Village):
5.75%, 12/1/60(5)	2,780	2,705,865
5.80%, 12/1/50(5)	1,500	1,501,762
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	13,000	13,934,632
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,500	2,512,854
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,269,838
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.375%, 10/1/45	$1,600	$ 1,646,167
6.50%, 10/1/55	2,200	2,245,925
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	715	688,849
6.75%, 11/15/51	3,250	2,944,584
6.875%, 11/15/55	185	168,589
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/56	4,265	3,300,683
5.375%, 12/1/46	1,500	1,505,798
5.625%, 12/1/55	2,160	2,177,006
5.625%, 12/1/60	4,225	4,235,600
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(1)	4,100	2,737,640
6.125%, 10/1/52(1)	8,850	5,735,118
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(1)	2,000	1,979,916
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,201,305
7.00%, 9/1/59	9,000	9,860,602
Virginia Small Business Financing Authority, (Lifespire of Virginia):
4.50%, 12/1/44	4,250	4,092,498
5.50%, 12/1/54	1,250	1,280,020
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,505,340
5.00%, 7/1/46(1)	1,400	1,312,441
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	6,384,858
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,688,061
5.00%, 1/1/49(1)	695	646,623
5.00%, 1/1/55(1)	1,500	1,362,658
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,700	1,762,878
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	777,325
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,492,907
5.75%, 8/15/54	920	947,421

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities): (continued)
5.75%, 8/15/59	$4,000	$ 4,104,560
		$ 259,016,161
Special Tax Revenue — 10.3%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$13,760	$ 13,908,649
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	13,580	13,965,175
Coastal Ridge Community Development District, FL, 5.75%, 5/1/45	3,015	3,116,268
Denton County, TX, (Green Meadows Public Improvement District Improvement Area):
5.375%, 12/31/45(1)	1,500	1,552,961
5.625%, 12/31/55(1)	1,101	1,138,233
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(2)	4,000	4,327,960
Downtown Revitalization Public Infrastructure District, UT, 5.00%, 7/15/35(1)	1,000	1,007,946
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	1,031,324
5.875%, 5/1/55	1,950	1,999,553
Kingston One Community Development District, FL, (Assessment Area One 2025):
5.75%, 5/1/45(1)	1,750	1,805,656
6.00%, 5/1/57(1)	4,500	4,635,834
Lakewood Ranch Stewardship District, FL, (Lakewood Ranch Southeast):
5.00%, 5/1/35	2,795	2,912,893
5.50%, 5/1/40	2,145	2,262,907
5.80%, 5/1/45	2,000	2,079,102
6.00%, 5/1/56	2,000	2,072,975
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.00%, 5/1/36	3,685	3,704,722
5.125%, 5/1/46	4,000	4,002,588
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	498,931
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,829,349
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	11,335	11,359,033
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(1)	2,375	2,366,772
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District, UT: (continued)
6.00%, 6/15/54(1)	$3,375	$ 3,477,066
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,328,430
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	1,005	10
5.75%, 5/1/38	970	978,206
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/45(2)	20,000	21,665,600
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	3,050	3,064,138
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,477,818
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,552,753
Point Phase 1 Public Infrastructure District No. 1, UT, 5.875%, 3/1/45	3,750	3,876,175
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	18,623	6,514,979
0.00%, 7/1/51	40,064	9,947,891
4.75%, 7/1/53	9,834	9,314,342
5.00%, 7/1/58	16,285	15,845,896
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,247,687
South Village Community Development District, FL:
4.875%, 5/1/35	500	501,944
5.00%, 5/1/38	100	100,335
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	808	767,216
Series A2, 5.80%, 5/1/35(4)	755	491,913
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	280	281,898
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,907,238
		$ 171,920,366
Transportation — 9.6%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$2,025	$ 2,030,637
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	2,810	2,819,771
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	4,000	4,173,240
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,501,788

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	$8,385	$ 8,583,577
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/45	735	765,408
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	974,874
0.00%, 7/1/30	500	401,728
0.00%, 7/1/31	1,150	862,411
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	9,345	9,533,137
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	3,635	3,641,222
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,427,899
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	4,000	4,088,760
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.25%, 6/30/49	10,000	10,114,108
Green Bonds, (AMT), 5.50%, 6/30/60	2,000	2,043,508
Green Bonds, (AMT), 6.00%, 6/30/44	1,250	1,365,999
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,505	3,504,960
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	5,010,523
(AMT), 5.00%, 12/1/31	4,000	4,363,811
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	8,180	8,290,543
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	3,900	3,530,699
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 12/31/65	10,750	11,142,871
(AMT), 6.50%, 6/30/60	5,500	6,067,160
(AMT), 6.50%, 12/31/65	7,500	8,243,412
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,235	7,262,374
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	10,160	10,477,710
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,958,661
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,400	2,391,624
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	$1,765	$ 1,842,821
(AMT), 5.50%, 6/30/43	2,190	2,273,051
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	400	254,899
0.00%, 8/1/46	2,500	900,867
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,193,060
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	3,093,114
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	10,000	9,850,764
		$ 159,980,991
Water and Sewer — 0.9%
Charlotte County Industrial Development Authority, FL, (Town and Country Utilities):
(AMT), 5.875%, 10/1/45	$1,000	$ 1,041,818
(AMT), 6.125%, 10/1/55	1,000	1,041,508
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	4,410	4,340,589
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,169,620
Texas Water Development Board, 4.25%, 10/15/51	4,835	4,656,904
		$ 14,250,439
Total Tax-Exempt Municipal Obligations (identified cost $1,593,410,245)		$1,609,918,976

Taxable Municipal Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$312	$ 56,233
		$ 56,233
Education — 0.6%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 791,575
4.50%, 8/1/43(1)	1,500	966,183

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(1)	$2,985	$ 2,999,094
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	3,500	3,675,362
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,358,771
		$ 9,790,985
General Obligations — 0.5%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,258,479
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	806,247
Social Bonds, 3.344%, 4/1/30	125	118,886
Social Bonds, 3.644%, 4/1/34	500	461,942
		$ 7,645,554
Hospital — 0.3%
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,416,221
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/42(6)	1,385	1,385,000
		$ 5,801,221
Housing — 0.5%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 7.00% to 7/1/28 (Put Date), 7/1/29(1)	$2,000	$ 2,035,461
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(1)	3,985	4,077,849
New York State Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 3.95%, 11/1/46(6)	2,200	2,200,000
		$ 8,313,310
Insured - General Obligations — 0.0%†
Elmwood Park, IL, (AG), 2.544%, 12/1/36	$325	$ 262,970
		$ 262,970
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/41	$16,290	$ 6,404,143
(AG), 0.00%, 10/1/44	8,000	2,549,215
(AG), 0.00%, 10/1/46	15,000	4,162,818
		$ 13,116,176
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 795,784
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	433,178
		$ 1,228,962
Senior Living/Life Care — 0.0%†
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 14.50%, 7/1/27(1)	$125	$ 124,468
		$ 124,468
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$735	$ 705,880
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,808,815
5.25%, 3/1/31	2,910	2,910,166
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	14,000	14,304,669
		$ 20,729,530
Total Taxable Municipal Obligations (identified cost $68,413,334)		$ 67,069,409
Total Investments — 102.0% (identified cost $1,681,308,474)		$1,696,506,116
Other Assets, Less Liabilities — (2.0)%		$ (33,200,926)
Net Assets — 100.0%		$1,663,305,190
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $362,129,377 or 21.8% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	When-issued security.

Eaton Vance
High Yield Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

(6) Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
At October 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.

AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 17,181,567	$ —	$ 17,181,567
Tax-Exempt Mortgage-Backed Securities	—	2,336,164	—	2,336,164
Tax-Exempt Municipal Obligations	—	1,609,918,976	—	1,609,918,976
Taxable Municipal Obligations	—	67,069,409	—	67,069,409
Total Investments	$ —	$1,696,506,116	$ —	$1,696,506,116
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.